Columbia Variable Portfolio – Contrarian Core Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 11.6%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	460,665	23,125,383
Entertainment 2.5%
Netflix, Inc.(a)	283,348	27,243,910
Take-Two Interactive Software, Inc.(a)	26,129	5,160,478
Walt Disney Co. (The)	65,102	6,274,531
Total		38,678,919
Interactive Media & Services 7.6%
Alphabet, Inc., Class A	165,790	47,674,572
Alphabet, Inc., Class C	136,341	39,110,779
Meta Platforms, Inc., Class A	54,597	31,236,582
Total		118,021,933
Total Communication Services		179,826,235
Consumer Discretionary 9.7%
Automobiles 0.9%
Tesla, Inc.(a)	37,708	14,017,949
Broadline Retail 6.5%
Amazon.com, Inc.(a)	352,677	73,452,039
eBay, Inc.	305,257	27,784,492
Total		101,236,531
Hotels, Restaurants & Leisure 1.3%
DoorDash, Inc., Class A(a)	46,209	6,938,281
Starbucks Corp.	148,349	13,290,587
Total		20,228,868
Household Durables 0.5%
PulteGroup, Inc.	65,922	7,753,087
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	28,077	1,483,027
Tapestry, Inc.	43,173	6,092,142
Total		7,575,169
Total Consumer Discretionary		150,811,604
Consumer Staples 2.5%
Beverages 1.2%
PepsiCo, Inc.	124,480	19,330,499
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.3%
Walmart, Inc.	163,040	20,262,611
Total Consumer Staples		39,593,110
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	137,663	28,482,475
ConocoPhillips Co.	185,828	24,529,296
EOG Resources, Inc.	124,874	18,053,034
Total		71,064,805
Total Energy		71,064,805
Financials 13.4%
Banks 3.4%
Bank of America Corp.	421,199	20,533,451
JPMorgan Chase & Co.	55,639	16,366,768
Wells Fargo & Co.	205,929	16,394,008
Total		53,294,227
Capital Markets 3.8%
Blackrock, Inc.	22,423	21,564,424
Charles Schwab Corp. (The)	69,636	6,544,391
Intercontinental Exchange, Inc.	49,952	7,856,451
Morgan Stanley	91,016	14,978,503
S&P Global, Inc.	16,562	7,044,481
Total		57,988,250
Financial Services 5.3%
Berkshire Hathaway, Inc., Class B(a)	67,712	32,447,590
Block, Inc., Class A(a)	135,536	8,156,557
MasterCard, Inc., Class A	29,794	14,886,870
Visa, Inc., Class A	89,101	26,929,886
Total		82,420,903
Insurance 0.9%
Aon PLC, Class A	42,796	13,813,693
Total Financials		207,517,073

Columbia Variable Portfolio – Contrarian Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.0%
Biotechnology 2.7%
AbbVie, Inc.	95,854	20,847,286
Vertex Pharmaceuticals, Inc.(a)	48,076	21,467,857
Total		42,315,143
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	125,382	12,872,970
Boston Scientific Corp.(a)	110,777	6,951,257
Total		19,824,227
Health Care Providers & Services 1.3%
Cigna Group (The)	48,817	13,021,935
Henry Schein, Inc.(a)	92,417	6,811,133
Total		19,833,068
Life Sciences Tools & Services 2.4%
IQVIA Holdings, Inc.(a)	66,135	11,278,663
Thermo Fisher Scientific, Inc.	35,348	17,374,602
Waters Corp.(a)	29,755	8,861,039
Total		37,514,304
Pharmaceuticals 2.3%
Eli Lilly & Co.	38,926	35,802,967
Total Health Care		155,289,709
Industrials 8.8%
Aerospace & Defense 2.0%
Boeing Co. (The)(a)	99,371	19,777,810
General Electric Co.	8,308	2,357,561
RTX Corp.	44,023	8,492,037
Total		30,627,408
Building Products 0.7%
Carrier Global Corp.	194,667	10,961,699
Commercial Services & Supplies 0.6%
Waste Management, Inc.	41,758	9,595,571
Electrical Equipment 1.7%
Eaton Corp. PLC	50,985	18,235,805
GE Vernova, Inc.	8,772	7,657,079
Total		25,892,884
Industrial Conglomerates 1.9%
Honeywell International, Inc.	129,462	29,262,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.3%
PACCAR, Inc.	67,304	7,773,612
Parker-Hannifin Corp.	3,543	3,171,835
Stanley Black & Decker, Inc.	120,335	8,551,005
Total		19,496,452
Professional Services 0.6%
Jacobs Solutions, Inc.	79,116	10,069,884
Total Industrials		135,906,194
Information Technology 33.1%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity PLC	111,918	23,393,100
IT Services 0.5%
Okta, Inc.(a)	99,028	7,794,494
Semiconductors & Semiconductor Equipment 15.5%
Applied Materials, Inc.	54,126	18,499,726
Broadcom, Inc.	134,611	41,663,451
Lam Research Corp.	61,426	13,124,279
Marvell Technology, Inc.	112,223	11,115,688
Micron Technology, Inc.	15,393	5,200,371
NVIDIA Corp.	734,311	128,063,838
Texas Instruments, Inc.	121,127	23,515,596
Total		241,182,949
Software 8.7%
Intuit, Inc.	19,217	8,309,047
Microsoft Corp.	251,125	92,958,941
Oracle Corp.	92,448	13,600,025
Palo Alto Networks, Inc.(a)	46,373	7,434,519
Salesforce, Inc.	27,585	5,149,292
Synopsys, Inc.(a)	19,105	7,574,751
Total		135,026,575
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	381,142	96,730,028
Dell Technologies, Inc.	63,398	10,405,514
Total		107,135,542
Total Information Technology		514,532,660
Columbia Variable Portfolio – Contrarian Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	136,416	9,896,981
Total Materials		9,896,981
Real Estate 1.4%
Specialized REITs 1.4%
Equinix, Inc.	21,767	21,336,884
Total Real Estate		21,336,884
Utilities 2.3%
Multi-Utilities 2.3%
DTE Energy Co.	134,809	19,711,772
Public Service Enterprise Group, Inc.	199,589	16,156,729
Total		35,868,501
Total Utilities		35,868,501
Total Common Stocks (Cost $1,113,640,354)		1,521,643,756

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	31,978,529	31,965,737
Total Money Market Funds (Cost $31,967,809)		31,965,737
Total Investments in Securities (Cost: $1,145,608,163)		1,553,609,493
Other Assets & Liabilities, Net		(1,579,574)
Net Assets		1,552,029,919
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	23,014,483	76,100,450	(67,147,444)	(1,752)	31,965,737	666	237,728	31,978,529
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Contrarian Core Fund  | 2026

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1QT7002_(05/26)